INCOME TAXES (Details 1) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019
INCOME TAXES (Details 1)
Non-capital losses carried forward	$ 20,000
Reclamation provision
Exploration and evaluation assets	(62,000)	(55,000)
Equipment and other	(2,000)
Net deferred income tax assets (liabilities)	$ (44,000)	$ (55,000)